Interim Consolidated Statement of Cash Flows - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Cash flows from (used in) operating activities
Net income	$ 3,351	$ 3,811	$ 4,933	$ 7,544
Adjustments to determine net cash flows from (used in) operating activities
Provision for (recovery of) credit losses (Note 6)	599	27	1,289	99
Depreciation	309	291	598	566
Amortization of other intangibles	170	147	312	307
Net securities loss/(gain) (Note 5)	21		22	(10)
Deferred taxes	(635)	303	(745)	443
Changes in operating assets and liabilities
Interest receivable and payable (Notes 10, 12)	484	(73)	512	(126)
Securities sold under repurchase agreements	4,428	(12,679)	16,937	(11,344)
Securities purchased under reverse repurchase agreements	(25,418)	(5,920)	(35,616)	(4,454)
Securities sold short	208	4,220	1,414	9,266
Trading loans, securities, and other	(430)	8,358	(10,781)	3,200
Loans net of securitization and sales	(13,552)	(21,456)	(19,815)	(42,490)
Deposits	(31,955)	23,204	(40,210)	55,275
Derivatives	(3,669)	(8,292)	1,895	(13,614)
Non-trading financial assets at fair value through profit or loss	1,846	(1,627)	2,685	(2,162)
Financial assets and liabilities designated at fair value through profit or loss	15,190	(6,050)	38,077	14,914
Securitization liabilities	835	(776)	(96)	(931)
Current taxes	443	(1,761)	2,105	(3,844)
Brokers, dealers and clients amounts receivable and payable	2,083	1,798	(6,837)	7,278
Other, including unrealized foreign currency translation loss/(gain)	(8,144)	5,379	(5,172)	(2,035)
Net cash from (used in) operating activities	(54,077)	(11,298)	(49,019)	17,449
Cash flows from (used in) financing activities
Redemption or repurchase of subordinated notes and debentures	(4)	(10)	49	28
Common shares issued, net	40	11	64	80
Repurchase of common shares (Note 13)		(1,431)		(2,195)
Preferred shares and other equity instruments issued, net (Note 13)		847		847
Redemption of preferred shares and other equity instruments				(1,000)
Sale of treasury shares and other equity instruments	2,412	3,084	4,358	6,025
Purchase of treasury shares and other equity instruments (Note 13)	(2,420)	(3,149)	(4,377)	(6,114)
Dividends paid on shares and distributions paid on other equity instruments	0		(1,124)	(2,947)
Repayment of lease liabilities	(164)	(147)	(320)	(313)
Net cash from (used in) financing activities	(136)	(795)	(1,350)	(5,589)
Cash flows from (used in) investing activities
Interest-bearing deposits with banks	41,884	37,674	34,860	34,723
Activities in financial assets at fair value through other comprehensive income
Purchases	(7,745)	(9,611)	(15,330)	(15,432)
Proceeds from maturities	3,742	13,526	9,215	20,240
Proceeds from sales	2,227	441	2,822	3,607
Activities in debt securities at amortized cost
Purchases	(7,683)	(49,386)	(18,090)	(91,088)
Proceeds from maturities	10,605	18,451	24,646	36,383
Proceeds from sales	11,861		11,870	6
Net purchases of land, buildings, equipment, other depreciable assets, and other intangibles	(373)	(406)	(776)	(739)
Net cash acquired from (paid for) divestitures and acquisitions	(502)		(502)
Net cash from (used in) investing activities	54,016	10,689	48,715	(12,300)
Effect of exchange rate changes on cash and due from banks	83	36	(28)	142
Net increase (decrease) in cash and due from banks	(114)	(1,368)	(1,682)	(298)
Cash and due from banks at beginning of period	6,988	7,001	8,556	5,931
Cash and due from banks at end of period	6,874	5,633	6,874	5,633
Supplementary disclosure of cash flows from operating activities
Amount of income taxes paid (refunded) during the period	878	1,163	1,368	3,777
Amount of interest paid during the period	11,035	1,526	20,648	2,798
Amount of interest received during the period	18,309	7,387	35,171	14,477
Amount of dividends received during the period	588	495	1,117	984
Schwab [member]
Adjustments to determine net cash flows from (used in) operating activities
Share of net income from investment in Schwab (Note 7)	$ (241)	$ (202)	$ (526)	$ (433)